Company financial information - Cash flows (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Cash generated from operating activities
Cash used in operations | $	$ 718,000,000		$ 659,000,000		$ 814,000,000
Net cash from operating activities | $	449,000,000		450,000,000		616,000,000
Cash flows from financing activities
Dividends paid | $	(262,000,000)		(264,000,000)		(263,000,000)
Net cash (outflow)/inflow from financing activities | $	(374,000,000)		$ (81,000,000)		$ (348,000,000)
Parent
Cash generated from operating activities
Cash used in operations		€ 11,000,000		€ (2,000,000)		€ (2,000,000)
Net cash from operating activities		11,000,000		(2,000,000)		(2,000,000)
Cash flows from investing activities
Dividends received		199,000,000
Net cash received from investing activities		199,000,000
Cash flows from financing activities
Proceeds from borrowings with subsidiary undertakings		274,000,000		245,000,000		246,000,000
Dividends paid	$ (234,000,000)	(234,000,000)		(243,000,000)		(244,000,000)
Redemption of preferred shares (x)		(250,000,000)
Net cash (outflow)/inflow from financing activities		€ (210,000,000)		€ 2,000,000		€ 2,000,000